Sales and marketing (Tables)	12 Months Ended
Dec. 31, 2017
Sales and marketing
Summary of sales and marketing expenses

	For the year ended December 31,
	2015	2016	2017
	(in thousands)
Wages and salaries	33,093	30,938	35,847
Advertising and promotions	55,133	64,890	76,687
Distribution costs	22,322	21,451	23,445
Commissions	6,975	8,218	3,958
Travel expenses	2,409	2,379	2,827
Storage expenses	6,388	6,849	8,024
Depreciation	524	374	251
Other	11,797	9,558	8,186

Total sales and marketing expenses	138,641	144,657	159,225